Subsequent Events (Details) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended
	Jun. 30, 2014		Jun. 30, 2014 2014 Stock Awards [Member]	Jun. 30, 2013 2014 Stock Awards [Member]	Jun. 30, 2012 2014 Stock Awards [Member]	Aug. 31, 2014 Subsequent Event [Member] 2015 Stock Awards [Member]	Sep. 30, 2014 Subsequent Event [Member] 2015 Stock Awards [Member]	Jun. 30, 2014 Subsequent Event [Member] 2015 Performance Shares [Member]
Subsequent Event [Line Items]
Grant date fair value			$ 350,000	$ 264,000	$ 337,000		$ 443,000	$ 772,980
Granted (in shares)	39,000	[1]	17,000	12,000	22,000	22,000		39,000

[1]	Represents the maximum number of shares which could be issued based on achieving the performance criteria.